8. Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Operating lease payment due next year | $	$ 12,000
Shares vested in period	104,673
Settlement Agreement [Member]
Shares vested in period	104,673
Shares payable, value | $	$ 417,229
Settlement Agreement [Member] | FYE 2019 [Member]
Shares scheduled to vest	1,319,000
Settlement Agreement [Member] | FYE 2020 [Member]
Shares scheduled to vest	2,470,000
Settlement Agreement [Member] | FYE 2021 [Member]
Shares scheduled to vest	3,680,000